Business Segments	12 Months Ended
Mar. 31, 2012
Business Segments [Abstract]
Business Segments

27.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group's business segments. In addition, the business segment information is based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total operating profit with income before income tax expense under US GAAP.

See Note 28 for financial information relating to the MUFG Group's operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

The following is a brief explanation of the MUFG Group's business segments:

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities business. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group's corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group's corporate customers.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes, and payment of benefits to scheme members.

Integrated Global Business Group ("MUFG Global")—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through Union Bank), through a global network of more than 500 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs. Union Bank is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally. Union Bank's parent company is UNBC, which is a bank holding company in the United States.

Global Markets—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUMSS.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB and MUMSS. The elimination of duplicated amounts of net revenue among business segments is also reflected in Other.

Management does not use information on segments' total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective March 24, 2011, there were changes made in the managerial accounting methods due to the transfer of the sales and trading business of MUMSS from the Integrated Corporate Banking Business Group segment to the Global Markets. In addition, effective July 1, 2011, the MUFG Group added MUFG Global as a fourth area by shifting most of the MUFG Group's global operations mainly from the Integrated Corporate Banking Business Group. This change in the MUFG Group's business segments was implemented to change the previous practice of each group entity's individual promotion of global businesses to a more group-wide approach. The new approach is designed to enable the MUFG Group to exercise its comprehensive expertise to more effectively provide the MUFG Group's customers with value-added services outside of Japan.

Effective October 1, 2011, there was a change in the MUFG Group's managerial accounting method applied mainly to fees and commissions, which mainly affected the Integrated Trust Assets Business Group, resulting in an increase in operating profit of ¥0.3 billion and ¥0.6 billion for the fiscal years ended March 31, 2010 and 2011, respectively.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2010, 2011 and 2012, respectively:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Fiscal year ended March 31, 2010:
Net revenue:	¥1,436.6	¥896.5	¥152.3	¥341.0	¥265.3	¥606.3	¥597.4	¥(89.0)	¥3,600.1
BTMU and MUTB:	661.4	790.4	61.2	222.9	—	222.9	520.6	(97.7)	2,158.8
Net interest income	541.2	441.6	—	126.5	—	126.5	355.1	(12.7)	1,451.7
Net fees	108.7	338.2	61.2	105.0	—	105.0	(13.1)	(49.8)	550.2
Other	11.5	10.6	—	(8.6)	—	(8.6)	178.6	(35.2)	156.9
Other than BTMU and MUTB(1)	775.2	106.1	91.1	118.1	265.3	383.4	76.8	8.7	1,441.3
Operating expenses	988.3	473.1	86.3	203.9	166.7	370.6	113.6	167.3	2,199.2

Operating profit (loss)	¥448.3	¥423.4	¥66.0	¥137.1	¥98.6	¥235.7	¥483.8	¥(256.3)	¥1,400.9

Fiscal year ended March 31, 2011:
Net revenue:	¥1,348.4	¥900.7	¥148.6	¥338.1	¥267.2	¥605.3	¥560.7	¥(40.7)	¥3,523.0
BTMU and MUTB:	636.4	800.3	59.5	241.5	—	241.5	620.9	(46.4)	2,312.2
Net interest income	511.8	431.8	—	122.6	—	122.6	314.7	5.8	1,386.7
Net fees	117.4	310.8	59.5	104.9	—	104.9	(9.8)	(50.3)	532.5
Other	7.2	57.7	—	14.0	—	14.0	316.0	(1.9)	393.0
Other than BTMU and MUTB(1)	712.0	100.4	89.1	96.6	267.2	363.8	(60.2)	5.7	1,210.8
Operating expenses	945.1	464.2	88.1	200.7	173.3	374.0	105.7	150.9	2,128.0

Operating profit (loss)	¥403.3	¥436.5	¥60.5	¥137.4	¥93.9	¥231.3	¥455.0	¥(191.6)	¥1,395.0

Fiscal year ended March 31, 2012:
Net revenue:	¥1,274.1	¥884.8	¥140.5	¥401.1	¥252.0	¥653.1	¥690.7	¥(49.7)	¥3,593.5
BTMU and MUTB:	617.6	792.3	55.7	291.1	—	291.1	638.6	(51.0)	2,344.3
Net interest income	479.2	420.1	—	156.4	—	156.4	274.0	12.6	1,342.3
Net fees	131.6	306.2	55.7	122.6	—	122.6	(11.1)	(61.7)	543.3
Other	6.8	66.0	—	12.1	—	12.1	375.7	(1.9)	458.7
Other than BTMU and MUTB(1)	656.5	92.5	84.8	110.0	252.0	362.0	52.1	1.3	1,249.2
Operating expenses	903.6	447.7	87.3	225.1	173.0	398.1	96.6	165.4	2,098.7

Operating profit (loss)	¥370.5	¥437.1	¥53.2	¥176.0	¥79.0	¥255.0	¥594.1	¥(215.1)	¥1,494.8

Note:	(1) Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments' information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the fiscal years ended March 31, 2010, 2011 and 2012 above to income before income tax expense shown on the consolidated statements of income is as follows:

	2010	2011	2012
	(in billions)
Operating profit:	¥1,401	¥1,395	¥1,495
Provision for credit losses	(648)	(292)	(224)
Trading account profits (losses)—net	387	(70)	372
Equity investment securities gains (losses)—net	207	8	(95)
Debt investment securities losses—net	(11)	(105)	(153)
Foreign exchange gains—net	118	146	21
Equity in losses of equity method investees	(84)	(113)	(499)
Impairment of intangible assets	(12)	(27)	(31)
Provision for repayment of excess interest	(45)	(86)	—
Other—net	(16)	(34)	(36)

Income before income tax expense	¥1,297	¥822	¥850